Revenues - Schedule of Revenues (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue [abstract]
Equipment sales	€ 1,538	€ 1,560	€ 1,378
Services	17,379	18,264	17,655
Revenues on construction contracts	23	4	(8)
Total	€ 18,940	€ 19,828	€ 19,025